Exhibit 99
Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	29
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,647,026,558.63	73,859	58.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$340,400,000.00	0.44878%	February 15, 2013
Class A-2 Notes	$454,500,000.00	0.620%	September 15, 2014
Class A-3 Notes	$547,800,000.00	0.840%	August 15, 2016
Class A-4 Notes	$157,160,000.00	1.150%	June 15, 2017
Class B Notes	$47,360,000.00	1.880%	August 15, 2017
Class C Notes	$31,570,000.00	2.400%	November 15, 2017
Class D Notes	$31,570,000.00	2.940%	July 15, 2018
Total	$1,610,360,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,742,058.74

Principal:
Principal Collections	$15,413,303.02
Prepayments in Full	$9,739,902.33
Liquidation Proceeds	$321,066.97
Recoveries	$83,766.36
Sub Total	$25,558,038.68
Collections	$27,300,097.42

Purchase Amounts:
Purchase Amounts Related to Principal	$492,313.03
Purchase Amounts Related to Interest	$2,380.85
Sub Total	$494,693.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$27,794,791.30

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	29
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$27,794,791.30
Servicing Fee	$415,083.67	$415,083.67	$0.00	$0.00	$27,379,707.63
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$27,379,707.63
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$27,379,707.63
Interest - Class A-3 Notes	$147,412.01	$147,412.01	$0.00	$0.00	$27,232,295.62
Interest - Class A-4 Notes	$150,611.67	$150,611.67	$0.00	$0.00	$27,081,683.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,081,683.95
Interest - Class B Notes	$74,197.33	$74,197.33	$0.00	$0.00	$27,007,486.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,007,486.62
Interest - Class C Notes	$63,140.00	$63,140.00	$0.00	$0.00	$26,944,346.62
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$26,944,346.62
Interest - Class D Notes	$77,346.50	$77,346.50	$0.00	$0.00	$26,867,000.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$26,867,000.12
Regular Principal Payment	$24,999,959.69	$24,999,959.69	$0.00	$0.00	$1,867,040.43
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,867,040.43
Residuel Released to Depositor	$0.00	$1,867,040.43	$0.00	$0.00	$0.00
Total		$27,794,791.30

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,999,959.69
Total					$24,999,959.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,999,959.69	$45.64	$147,412.01	$0.27	$25,147,371.70	$45.91
Class A-4 Notes	$0.00	$0.00	$150,611.67	$0.96	$150,611.67	$0.96
Class B Notes	$0.00	$0.00	$74,197.33	$1.57	$74,197.33	$1.57
Class C Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Class D Notes	$0.00	$0.00	$77,346.50	$2.45	$77,346.50	$2.45
Total	$24,999,959.69	$15.52	$512,707.51	$0.32	$25,512,667.20	$15.84

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	29

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$210,588,580.27	0.3844260	$185,588,620.58	0.3387890
Class A-4 Notes	$157,160,000.00	1.0000000	$157,160,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$478,248,580.27	0.2969824	$453,248,620.58	0.2814579

Pool Information
Weighted Average APR	4.297%	4.295%
Weighted Average Remaining Term	34.38	33.51
Number of Receivables Outstanding	34,242	33,389
Pool Balance	$498,100,408.36	$471,930,447.98
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$478,248,580.27	$453,248,620.58
Pool Factor	0.3024240	0.2865348

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$16,470,265.59
Targeted Credit Enhancement Amount	$16,470,265.59
Yield Supplement Overcollateralization Amount	$18,681,827.40
Targeted Overcollateralization Amount	$18,681,827.40
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$18,681,827.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$16,470,265.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$16,470,265.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$16,470,265.59

Ford Credit Auto Owner Trust 2012-A
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	29

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		99	$203,375.03
(Recoveries)		121	$83,766.36
Net Losses for Current Collection Period			$119,608.67
Cumulative Net Losses Last Collection Period			$8,338,474.08
Cumulative Net Losses for all Collection Periods			$8,458,082.75

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.29%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.11%	587	$9,951,891.08
61-90 Days Delinquent	0.21%	53	$989,049.59
91-120 Days Delinquent	0.09%	22	$416,216.22
Over 120 Days Delinquent	0.23%	56	$1,104,838.36
Total Delinquent Receivables	2.64%	718	$12,461,995.25

Repossession Inventory:
Repossessed in the Current Collection Period		27	$522,452.91
Total Repossessed Inventory		38	$800,433.00

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.4299%
Preceding Collection Period			0.4713%
Current Collection Period			0.2959%
Three Month Average			0.3990%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3785%
Preceding Collection Period			0.3972%
Current Collection Period			0.3923%
Three Month Average			0.3893%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer